SEGMENTED REPORTING - Disclosure of operating segments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2021	Aug. 31, 2021
Disclosure of operating segments [line items]
Assets	$ 53,859		$ 53,859		$ 51,199
Liabilities	2,148		2,148		31,726
Total Comprehensive Loss (Income)	1,307	$ 3,814	8,346	$ 3,228
Canada [Member]
Disclosure of operating segments [line items]
Assets	10,549		10,549		7,038
Liabilities	1,699		1,699		29,625
Total Comprehensive Loss (Income)			6,648	7,974
South Africa [Member]
Disclosure of operating segments [line items]
Assets	43,310		43,310		44,161
Liabilities	$ 449		449		$ 2,101
Total Comprehensive Loss (Income)			$ 1,698	$ (4,746)